Provisions	12 Months Ended
Dec. 31, 2019
THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS
PROVISIONS

23.   PROVISIONS

a)	The detail of provisions as of December 31, 2019 and 2018 is as follows:

	Current		Non-Current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	2,320,885	3,884,018	—	—
Decommissioning or restoration (*)	—	—	143,448,085	79,493,801
Other provisions	1,298,849	1,298,849	—	—
Total	3,619,734	5,182,867	143,448,085	79,493,801

(*)See Note 3.a.

Provision for legal proceedings mainly consist of the contingencies related to the lawsuits on administrative sanctions.

The provisions for decommisioning originate from the fact that, considering the new environmental institutional in Chile, the scope of the rights and obligations associated with environmental licenses have been clarified in recent times. In light of the foregoing, the provisions have been adjusted to reflect the best estimate at the closing date of the financial statements.

The expected amount of any cash disbursement related to the foregoing provisions in uncertain and depends on the resolution of specific issues related to each of them. For example, in the specific case of litigation, this depends on the final resolution of the corresponding legal claim. Management considers that the provisions recognized in the financial statements adequately cover the corresponding risks.

b)	Changes in provisions for the years ended December 31, 2019, and 2018 are as follows:

	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2019	3,884,018	79,493,801	1,298,849	84,676,668
Increase (decrease) in existing provisions (1)	1,352,937	60,165,484	—	61,518,421
Provisions used	(165,748)	(31,436)	—	(197,184)
Reversal of Not Used Provision (2)	(2,737,242)	—	—	(2,737,242)
Increase for adjustment to value of money over time	—	3,820,236	—	3,820,236
Foreign currency translation	(13,080)	—	—	(13,080)
Total changes in provisions	(1,563,133)	63,954,284	—	62,391,151
Balance as of December 31, 2019	2,320,885	143,448,085	1,298,849	147,067,819

	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
Changes in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2018	3,497,786	63,992,567	1,798,849	69,289,202
Increase (decrease) in existing provisions	991,032	12,485,197	—	13,476,229
Provisions used	(315,412)	—	(500,000)	(815,412)
Reversal of Not Used Provision	(259,419)	—	—	(259,419)
Increase for adjustment to value of money over time	—	3,016,037	—	3,016,037
Foreign currency translation	(29,969)	—	—	(29,969)
Total changes in provisions	386,232	15,501,234	(500,000)	15,387,466
Balance as of December 31, 2018	3,884,018	79,493,801	1,298,849	84,676,668
(1)

The ThCh$ 60,165,484 variation of the provisions for dismantling or restoration work during the year endedn December 31, 2019 is mainly due to the increase in disbursements expected for the early closure of the Tarapacá and Bocamina I plants, which is part of the Group's agreement with the Ministry of Energy for the progressive closure of coal-fired power plants (see Note 17.5.2); and to a lesser extent due to an increase in the present value of the provisions, due to a low discount rates applied.

(2)	Corresponds to reversals of provisions for Litigation.